Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) [Line Items]
Federal statutory rate	0.00%	0.00%
Valuation allowance	$ 2,289,158	$ 2,780,137
Net operating loss carryforward	$ 18,000,000
Percentage of future taxable income	80.00%
Percentage of limitation	80.00%
Income tax	50.00%
Unrecognized tax	$ 0
State and Local Jurisdiction [Member]
Income Taxes (Details) [Line Items]
Net operating loss carryforward	$ 30,200,000